TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Supply Agreements (Details) $ in Thousands		1 Months Ended		12 Months Ended
		Mar. 31, 2023 USD ($) installment	Nov. 30, 2016 MW	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Mar. 31, 2017 USD ($)
Supply Commitment [Line Items]
Accrued liabilities	[1]			$ 113,456	$ 135,157
Other long-term liabilities	[1]			38,494	63,663
Provision for loss on firm purchase commitment	[1]			134,171	139,267
Contractual interest expense	[2]			42,438	30,343	$ 28,138
TotalEnergies | Related party
Supply Commitment [Line Items]
Contract with customer, refund liability				18,229	22,146
Provision for loss on firm purchase commitment				218	58,852
Danish Fields Solar LLC | Related party
Supply Commitment [Line Items]
Contract liabilities					57,100
Assets pledged as collateral					34,400
Contractual interest expense				2,100	2,400
Danish Fields Solar LLC | Related party | Contract with customer liability current
Supply Commitment [Line Items]
Provision for loss on firm purchase commitment				0	58,800
Total Supply Agreement | SunPower and TotalEnergies
Supply Commitment [Line Items]
Period for commitment			4 years
Power commitment (MW) | MW			200
Maximum power covered (MW) | MW			150
Option to purchase performance line solar panels (MW) | MW			50
Total Supply Agreement | TotalEnergies
Supply Commitment [Line Items]
Contract liabilities							$ 88,500
The Amendment to the Solarization Agreement | SunPower and TotalEnergies | Related party
Supply Commitment [Line Items]
Contract with customer, refund liability		$ 24,300
Number of installments | installment		12
Number of installments paid | installment		3
Assets pledged as collateral				123,400
The Amendment to the Solarization Agreement | TotalEnergies | Related party
Supply Commitment [Line Items]
Contract with customer, refund liability				0	2,200
Accrued liabilities				10,100	7,400
Other long-term liabilities				$ 8,100	$ 14,800

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).

[2]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated Statements of Operations (see Note 3, Note 4 and Note 10).